Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 10 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are comprised of the fair value of conversion features embedded in convertible promissory notes for which the conversion rate is not fixed, but instead is adjusted based on a discount to the market price of the Company’s common stock. The fair market value of the derivative liabilities was calculated at inception of each convertible promissory notes for which the conversion rate is not fixed and allocated to the respective convertible notes, with any excess recorded as a charge to “Financing cost.” The derivative financial instruments are then revalued at the end of each period, with the change in value recorded to “Change in fair value of on derivative financial instruments.”

Derivative financial instruments and changes thereto recorded in the six months ended June 30, 2018 include the following:

			Change in
	Fair Value	Inception of	Fair Value	Write off	Fair Value
	as of	Derivative	of Derivative	Derivative	as of
	December 31,	Financial	Financial	Financial	June 30,
	2017	Instruments	Instruments	Instruments	2018
$53k Note - July 2017	$48,876	$ ---	$5,017	$(53,893)	$ ---
$35k Note - September 2017	36,161	---	1,108	(37,269)	---
$55k Note - September 2017	64,656	---	5,032	(69,688)	---
$53k Note #2 - October 2017	58,216	---	(2,426)	(55,790)	---
$171.5k Note - October 2017	190,580	---	(7,953)	---	182,627
$57.8k Note - January 2018	---	82,652	(21,229)	---	61,423
$112.8k Note - February 2018	---	161,527	(8,207)	---	153,320
$83k Note - February 2018	---	119,512	(5,433)	---	114,079
$105k Note - March 2018	---	153,371	(6,482)	---	146,889
$63k Note - April 2018	---	83,806	234	---	84,040
$57.8k Note - April 2018	---	83,397	(51)	---	83,346
$90k Note - April 2018	---	130,136	(78)	---	130,058
$53k Note II - April 2018	---	71,679	172	---	71,851
$68.3k Note - May 2018	---	99,422	189	---	99,611
$37k Note May 2018	---	54,086	11	---	54,097
$63k Note II - May 2018	---	90,390	1,721	---	92,111
$78.8k Note - May 2018	---	116,027	210	---	116,237

	$398,489	$1,246,005	$(38,165)	$(216,640)	$1,389,689

During the six months ended June 30, 2018, the $53k Note, the $35k Note, the $55k Note, and the $53k Note II were each repaid in full. Accordingly, the derivative financial instruments associated with the ECFs of these convertible notes were written off in connection with the extinguishment of each convertible note.

Fair market value of the derivative financial instruments is measured using the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.21% to 2.33%, expected life of 0.27-1.00 years, volatility of 172.67% to 303.06%, and expected dividend yield of zero. The entire amount of derivative instrument liabilities is classified as current due to the fact that settlement of the derivative instruments could be required within twelve months of the balance sheet date. The Company had no derivative financial instruments in the six months ended June 30, 2017.

NOTE 10 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are comprised of the fair value of conversion features embedded in convertible promissory issued in 2017 for which the conversion rate is not fixed, but instead is adjusted based on a discount to the market price of the Company’s common stock. The fair market value of the derivative liabilities was calculated at inception of each of the $53k Note, the $35k Note, the $55k Note, the $53k Note II, and the $171.5k Note and allocated to the respective convertible notes, with any excess recorded as a charge to “Financing cost.” The derivative financial instruments are then revalued at the end of each period, with the change in value recorded to “Change in fair value of on derivative financial instruments.”

Derivative financial instruments recorded in years ended December 31, 2017 include the following:

		Change in
		Fair Value of	Fair
	Fair	Derivative	Value at
	Value at	Financial	December 31
	Inception	Instruments	2017

$53k Note - July 2017	$58,154	$(9,278)	$48,876
$35k Note - September 2017	38,338	(2,177)	36,161
$55k Note - September 2017	65,332	(676)	64,656
$53k Note II - October 2017	57,571	645	58,216
$171.5k Note - October 2017	183,061	7,519	190,580

	$402,456	$(3,967)	$398,489

Fair market value of the derivative financial instruments is measured using the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.21% to 1.76%, expected life of 0.29 to 1.00 years, volatility of 172.67% to 205.70%, and expected dividend yield of zero. The entire amount of derivative instrument liabilities is classified as current due to the fact that settlement of the derivative instruments could be required within twelve months of the balance sheet date.